CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 24,568	$ 27,558	$ 76,483
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(4,294)	2,910	1,100
Unrealized income (loss) on foreign currency cash flow hedge	(589)	(36)	9
Income tax benefit (expense) related to components of other comprehensive income (loss)	92	8	(161)
Total other comprehensive income (loss), net of tax	(4,791)	2,882	948
Comprehensive income	19,777	30,440	77,431
Less: comprehensive income (loss) attributable to non-controlling interest	768	(2,405)	(2,093)
Comprehensive income attributable to controlling interest	$ 20,545	$ 28,035	$ 75,338